NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes Payable
NOTES PAYABLE

NOTE 10: NOTES PAYABLE

Notes payable consists of the following:

	June 30,	December 31,		Interest
	2023	2022	Maturity	Rate
Economic Injury Disaster Loan - originated in May 2020 (1, 2)	$500,000	$500,000	30 years	3.75%
Promissory note - originated in September 2020	7,568	20,182	$2,873.89 monthly payment for 36 months	14.0%
Promissory note - originated in December 2020	7,551	16,047	$1,854.41 monthly payment for 36 months	8.0%
Promissory note - originated in January 2021	11,268	22,243	$2,675.89 monthly payment for 36 months	18.0%
Promissory note - originated in February 2021 (3)	1,305,373	1,305,373	5 years	4.0%
Promissory note - originated in April 2021(4)	866,666	866,666	1 year	12%
Promissory note - originated in July 2021(4)	352,500	352,500	1 year	12%
Promissory note - originated in September 2021	37,712	43,667	$1,383.56 monthly payment for 60 months	28%
Promissory note - originated in April 2022	64,680	73,204	$1,695.41 monthly payment for 36 months	16.0%
Promissory note - originated in April 2022	64,053	239,858	$7,250 daily payment for 168 days	25%
Promissory note – originated in June 2022	-	149,011	$20,995 weekly payment for 30 weeks	49%
Promissory note - originated in July 2022	48,569	54,557	$1,485.38 monthly payment for 60 months	18%
Promissory note - originated in July 2022	76,514	94,878	$3,546.87 monthly payment for 36 months	10%
Promissory note - originated in August 2022	22,710	26,538	$589.92 monthly payment for 60 months	8%
Promissory note - originated in October 2022	1,193,612	635,745	$1,749.00 daily payment for 30 days	66%
Promissory note - originated in January 2023	5,160	-	$237.03 monthly payment for 36 months	25%
Promissory note - originated in March 2023	53,519	-	$1,521.73 monthly payment for 60 months	18%
Promissory note - originated in March 2023	13,495	-	$559.25 monthly payment for36 months	17%
Promissory note - originated in April 2023	31,672	-	$3,999.00 monthly payment for 12 months	12%
Promissory note - originated in April 2023	40,400	-	$3,918.03 monthly payment for 12 months	6%
Promissory note - originated in May 2023	250,000	-	3 months	29%
	4,953,022	4,400,469
Less debt discount and debt issuance cost	(1,079,509)	(377,111)
	3,873,513	4,023,358
Less current portion of promissory notes payable	2,267,658	918,785
Long-term promissory notes payable	$1,605,855	$3,104,573

During the six months ended June 30, 2023 and 2022, we recognized interest expense of $630,192 and $113,693, and amortization of debt discount, of $479,946 and $625,621, respectively, included in interest expense.

During the six months ended June 30, 2023 and 2022, we issued promissory notes for a total of $1,599,772 and $1,840,518, less discount of $1,182,344 and $654,065, and repaid $1,047,218 and $1,957,492, respectively.

NOTE 11: NOTES PAYABLE

Notes payable consists of the following:

	December 31,	December 31,		Interest
	2022	2021	Maturity	Rate
Economic Injury Disaster Loan - originated in May 2020 (1, 2)	$500,000	$500,000	30 years	3.75%
Promissory note - originated in September 2020	20,182	50,456	$2,873.89 monthly payment for 36 months	14.0%
Promissory note - originated in December 2020	16,047	33,039	$1,854.41 monthly payment for 36 months	8.0%
Promissory note - originated in January 2021	22,243	48,583	$2,675.89 monthly payment for 36 months	18.0%
Promissory note - originated in February 2021 (3)	1,305,373	1,328,848	5 years	4.0%
Promissory note - originated in April 2021(4)	866,666	832,000	1 year	12%
Promissory note - originated in July 2021(4)	352,500	282,000	1 year	12%
Promissory note - originated in September 2021	43,667	55,576	$1,383.56 monthly payment for 60 months	28%
Promissory note - originated in December 2021	-	406,300	$20,050 weekly payment for 28 weeks	49%
Promissory note - originated in December 2021	-	241,716	$10,071.45 weekly payment for 28 weeks	4.94%
Promissory note - originated in December 2021	-	189,975	$2,793.75 daily payment for 80 days	7%
Promissory note - originated in April 2022	73,204	-	$1,695.41 monthly payment for 36 months	16.0%

Promissory note - originated in April 2022	239,858	-	$7,250 daily payment for 168 days	25%
Promissory note – originated in June 2022	149,011	-	$20,995 weekly payment for 30 weeks	49%

Promissory note - originated in July 2022	54,557	-	$1,485.38 monthly payment for 60 months	18%
Promissory note - originated in July 2022	94,878	-	$3,546.87 monthly payment for 36 months	10%
Promissory note - originated in August 2022	26,538	-	$589.92 monthly payment for 60 months	8%
Promissory note - originated in October 2022	635,745	-	$1,749.00 daily payment for 30 days	66%
	4,400,469	3,968,493
Less debt discount and debt issuance cost	(377,111)	(476,727)
	4,023,358	3,491,766
Less current portion of promissory notes payable	918,785	1,720,777
Long-term promissory notes payable	$3,104,573	$1,770,989

(1)	We received an advance under the Economic Injury Disaster Loan (EIDL) program.

(2)	We received a second advance under the EIDL program in fiscal year 2021.

(3)	On February 12, 2021, we issued notes payable of $1,404,000 to settle license fee payable of $1,094,691. As a result, we recorded loss on settlement of debt of $186,156 in fiscal year 2021.

(4)	Note payable with outstanding balance of $866,666 matured on April 22, 2022. Note payable with outstanding balance of $352,500 matured on July 27, 2022. The default annual interest rate of 16% becomes the effective interest rate on the past due principal and interest. A penalty of 125% of the outstanding principal and accrued interest was triggered and as a result $173,333 and $70,500, respectively, additional principal was added to the outstanding balance. We are in communication with the lender.

During the years ended December 31, 2022 and 2021, the Company recognized interest expense on notes payable of $505,198 and $260,155, and amortization of debt discount, included in interest expense of $2,537,167 and $2,082,875, respectively.

During the years ended December 31, 2022 and 2021, the Company issued a total of $4,840,215 and $6,094,051, less discount of $1,381,970 and $1,716,825 and repaid $4,408,240 and $4,577,578, respectively.